Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 168,230,202	$ 152,507,058
Net period cost (benefit)
Net period cost (benefit)	18,085,954	16,609,565	$ 13,989,100
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	129,260,355	116,537,660
Net period cost (benefit)
Net period cost (benefit)	14,911,208	12,788,464	12,046,208
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	14,924,874	13,228,592
Net period cost (benefit)
Net period cost (benefit)	664,046	747,755	686,067
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	14,392,445	12,827,318
Net period cost (benefit)
Net period cost (benefit)	1,701,424	2,526,957	619,039
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	8,913,548	9,503,738
Net period cost (benefit)
Net period cost (benefit)	722,412	511,964	579,432
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	488,161	409,750
Net period cost (benefit)
Net period cost (benefit)	67,402	$ 34,425	$ 58,354
El Salvador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	154,422
Net period cost (benefit)
Net period cost (benefit)	15,751
Nicaragua [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	61,337
Net period cost (benefit)
Net period cost (benefit)	3,711
Honduras [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 35,060